Schedule of plant and equipment useful lives (Details)	12 Months Ended
Dec. 31, 2025
Computer equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	1 year
Computer equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Fixtures and fittings [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	1 year
Fixtures and fittings [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	5 years
Office equipment [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	1 year
Office equipment [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years
Renovation [member]
IfrsStatementLineItems [Line Items]
Estimated useful lives	3 years